INVESTMENTS IN TRADING SECURITIES - Schedule of Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments in trading securities at cost	$ 1,977,477	$ 923,009	$ 795,765
Unrealized losses	368,507	(35,866)	(324,042)
Investments in trading securities at fair market value	$ 2,345,984	$ 887,143	$ 471,723